INCOME TAXES - Deferred Tax Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning of year	$ 0	$ 0
Tax booked to income statement	(2)	0	$ 0
Tax booked to balance sheet	2	0
Tax booked to equity	20	0
Deferred tax assets, end of year	$ 20	$ 0	$ 0